Non-controlling interests - Century (Details) R in Millions, $ in Millions			12 Months Ended
	May 10, 2023 ZAR (R)	May 10, 2023 AUD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)		Dec. 31, 2023 ZAR (R)
Disclosure of subsidiaries [line items]
Carrying value of NCI			R 4,641	R 4,310	[1]	R 2,877
Century
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Consideration paid	R (906)	$ (74)				(906)
Percentage of voting equity interests acquired	49.85%	49.85%
Carrying value of NCI						914
Century | Equity attributable to owners of Sibanye-Stillwater
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						R 8
Century | Accumulated profit/(loss)
Disclosure of subsidiaries [line items]
Increase (decrease) in equity				13
Century | Foreign currency translation reserve
Disclosure of subsidiaries [line items]
Increase (decrease) in equity				R (5)

[1]	Amount for 31 December 2024 was revised (see note 16.2)